1(212) 318-6960

alexandramarghella@paulhastings.com

January 10, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli ETFs Trust (the “Fund”)

Post-Effective Amendment No. 4 to the Registration Statement

on Form N-1A under the Securities Act of 1933 (333-238109; 811-23568)

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A. We transmit this filing on behalf of the Trust for purposes of changing the name, investment strategy, risk factors and other related disclosures for Gabelli Global Small Cap ETF (hereinafter referred to as Gabelli Equity Income ETF), and Gabelli Equity Income ETF (hereinafter referred to as Gabelli Commercial Aerospace and Defense ETF), each a series of the Trust.

It is proposed that this filing will become effective 60 days after filing, pursuant to paragraph (a) of Rule 485 of the Securities Act of 1933.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Alexandra Marghella

Alexandra Marghella for PAUL HASTINGS LLP